Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Assets and liabilities held for sale
Summary of assets and liabilities held for sale

Assets held for sale	2024 £m	2023 £m
Goodwill	–	–
Intangibles	–	380
Property, plant and equipment	–	–
Inventories	–	16
Assets held for sale	–	396